Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.8%
Brazil - 1.9%
3,450,200	Ambev S.A.	11,246,911
China - 32.9%
1,036,464	AIA Group, Ltd.	10,822,639
556,600	Alibaba Group Holding, Ltd.*	7,595,760
402,800	ANTA Sports Products Ltd.	4,996,735
240,245	Baidu, Inc.*	4,240,006
54,977	Baidu, Inc. ADR*	7,273,457
518,550	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	3,649,873
1,636,000	Brilliance China Automotive Holdings, Ltd.*†	2,089
4,948,000	China Construction Bank Corp.	3,706,374
1,136,827	China Mengniu Dairy Co., Ltd.	6,094,987
689,800	China Merchants Bank Co., Ltd.	5,059,815
2,176,000	China Overseas Land & Investment Ltd.	6,475,186
633,654	China Resources Beer Holdings Co., Ltd.	3,855,144
129,781	China Tourism Group Duty Free Corp., Ltd.	3,338,297
2,711,811	Dongfeng Motor Group Co., Ltd.	2,028,510
170,741	Ecovacs Robotics Co., Ltd.	2,914,225
3,274,275	Fangda Carbon New Material Co., Ltd.	4,331,800
1,367,000	Galaxy Entertainment Group Ltd.	8,089,064
1,473,200	Haier Smart Home Co., Ltd.	4,710,531
167,116	Hong Kong Exchanges & Clearing Ltd.	7,833,282
134,100	Huazhu Group Ltd.	447,867
97,870	Huazhu Group Ltd. ADR	3,228,731
2,145,000	Industrial & Commercial Bank of China, Ltd.	1,314,997
740,895	Inner Mongolia Yili Industrial Group Co., Ltd.	4,291,769
15,103	Kweichow Moutai Co., Ltd.	4,068,775
3,910,000	Lenovo Group, Ltd.	4,235,533
682,394	Longfor Group Holdings, Ltd.	3,490,562
467,802	Meituan*	8,862,014
465,549	Midea Group Co., Ltd.	4,152,356
295,100	NetEase, Inc.	5,324,420
1,642,700	Sany Heavy Industry Co., Ltd.	4,510,545
332,605	Techtronic Industries Co., Ltd.	5,328,822
404,983	Tencent Holdings, Ltd.	18,667,425
47,050	Trip.com Group, Ltd.*	1,098,425
419,092	Trip.com Group, Ltd. ADR*	9,689,407
583,552	Tsingtao Brewery Co., Ltd.	4,587,438
699,394	Yifeng Pharmacy Chain Co., Ltd.	4,394,055
2,647,500	Yue Yuen Industrial Holdings, Ltd.*	4,260,621
89,581	Yum China Holdings, Inc.	3,721,195
137,371	ZTO Express Cayman, Inc. ADR	3,434,275
		196,127,006
Czech Republic - 0.9%
136,211	CEZ AS	5,713,124
Hungary - 0.6%
103,558	OTP Bank PLC*	3,756,879
India - 12.6%
609,345	Aurobindo Pharma, Ltd.	5,352,090
708,902	Axis Bank, Ltd.*	7,057,746
488,560	Bharti Airtel Ltd.*	4,843,807
405,466	Godrej Consumer Products, Ltd.*	3,981,022
225,183	HDFC Bank, Ltd.	4,336,986
906,300	ICICI Bank, Ltd.	8,644,269
265,806	Larsen & Toubro, Ltd.	6,164,237
211,227	Macrotech Developers Ltd.*	3,117,650
422,721	Mahindra & Mahindra Ltd.	4,470,473
264,376	Reliance Industries Ltd.	9,144,125
379,249	Shriram Transport Finance Co., Ltd.	5,631,599
115,590	Siemens Ltd.	3,593,512
556,243	State Bank of India	3,593,802
705,225	Wipro, Ltd.	5,481,458
		75,412,776
Indonesia - 2.4%
8,339,700	Bank Central Asia Tbk PT	4,635,668
9,429,500	Bank Mandiri Persero Tbk PT	5,171,733
8,017,000	Bank Negara Indonesia Persero Tbk PT	4,580,457
		14,387,858
Malaysia - 0.6%
1,618,100	Malayan Banking Bhd	3,438,809
Russia - 0.0%
101,683	LUKOIL PJSC ADR†	1,017
184,769	Sberbank of Russia PJSC ADR†	1,848
		2,865
Singapore - 2.5%
305,824	DBS Group Holdings, Ltd.	8,013,269
1,940,708	Wilmar International, Ltd.	6,721,108
		14,734,377
South Africa - 1.2%
290,186	Sasol, Ltd.*	7,015,555
South Korea - 13.1%
154,190	DB Insurance Co., Ltd.	8,878,499
199,443	Hankook Tire & Technology Co., Ltd.	5,506,604
48,620	KB Financial Group, Inc.	2,436,538
169,853	Korea Electric Power Corp.*	3,164,538
41,887	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,046,893
34,619	POSCO	8,304,189
516,478	Samsung Electronics Co., Ltd.	29,554,412
263,223	Samsung Engineering Co., Ltd.*	5,649,564
141,930	Shinhan Financial Group Co., Ltd.	4,821,183
71,957	SK Hynix, Inc.	6,922,207
		78,284,627
Taiwan - 15.7%
286,726	Advantech Co., Ltd.	3,673,997
1,151,500	ASE Technology Holding Co., Ltd.	4,103,330
391,000	Catcher Technology Co., Ltd.	1,961,584
45,747	Chroma ATE, Inc.	285,279
4,326,000	Compal Electronics, Inc.	4,029,806
6,011,000	CTBC Financial Holding Co., Ltd.	6,125,845
442,693	Delta Electronics, Inc.	4,104,529
387,000	Elite Material Co., Ltd.	3,436,096
2,799,000	Hon Hai Precision Industry Co., Ltd.	10,277,451
2,248,000	Lite-On Technology Corp.	5,311,520
201,781	MediaTek, Inc.	6,279,533
2,157,457	Taiwan Semiconductor Manufacturing Co., Ltd.	44,257,040
		93,846,010
Thailand - 1.5%
931,200	Bangkok Bank PCL NVDR	3,813,212
1,508,400	Siam Commercial Bank PCL NVDR	5,080,580
		8,893,792
Turkey - 0.9%
5,080,991	Akbank T.A.S.	2,503,985
566,931	Tofas Turk Otomobil Fabrikasi AS	3,008,201
		5,512,186
United Arab Emirates - 1.2%
2,430,302	Abu Dhabi Commercial Bank PJSC	6,925,406
United Kingdom - 1.2%
99,433	Antofagasta PLC	2,160,567
738,521	Standard Chartered PLC	4,902,295
		7,062,862
United States - 2.6%
105,722	Cognizant Technology Solutions Corp.	9,480,092
314,923	Flex, Ltd.*	5,841,821
		15,321,913
Total Common Stocks (Cost $526,381,337)		547,682,956

Preferred Stocks - 3.2%
Brazil - 2.8%
3,764,827	Cia Energetica de Minas Gerais	11,987,855
866,400	Itau Unibanco Holding S.A.	4,995,260
		16,983,115
South Korea - 0.4%
30,016	Hyundai Motor Co.	2,123,229
Total Preferred Stocks (Cost $15,407,639)		19,106,344

Exchange Traded Funds - 1.7%
United States - 1.7%
132,130	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	9,913,714
Total Exchange Traded Funds (Cost $10,249,929)		9,913,714

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
13,488,936	First American Government Obligations Fund - Class Z, 0.15%#	13,488,936
Total Short-Term Investments (Cost $13,488,936)		13,488,936
Total Investments - 99.0% (Cost $565,527,841)		590,191,950
Other Assets in Excess of Liabilities - 1.0%		6,242,663
NET ASSETS - 100.0%		$596,434,613

* Non-Income Producing
ADR - American Depositary Receipt
† This security is being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$56,924,090	$490,753,912	$4,954
Preferred Stocks	16,983,115	2,123,229	–
Exchange Traded Funds	9,913,714	–	–
Short-Term Investments	13,488,936	–	–
Total Investments	$97,309,855	$492,877,141	$4,954